DIRECT COSTS (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure of direct costs
The following table lists direct costs for 2017 and 2016 by nature:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016
Cost of sales	$26,461	$12,487
Compensation	2,795	2,039
Selling, general and administrative expenses	1,339	1,544
Property taxes, sales taxes and other	1,793	1,648
	$32,388	$17,718